SUPPLEMENTAL DISCLOSURES WITH RESPECT TO CASH FLOWS (Details) - CAD ($)		12 Months Ended
	Oct. 15, 2018	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016
Supplemental cash-flow disclosure
Interest paid		$ 1,161	$ 159,306	$ 0
Supplemental non-cash disclosures
Reallocation of value of options upon exercise		0	48,000	0
Reallocation of value of warrants upon exercise		2,986	0	0
Shares issued for the acquisition of Majesco (Note 5)		415,000	0	0
Amount of shaes issued for intangible assets	$ 1,469,456	1,469,456
Shares issued for licenses		4,880,639	0	0
Shares issued for debt settlements		623,771	357,750	0
Warrants issued for share issue costs		24,774	0	0
Net assets acquired on RTO (Note 3)		243,065	0	0
Shares issued for commitment		156,000	0	0
Investment in associates in accounts payable		$ 0	$ 31,567	$ 0